Shareholder Report, Line Graph (Details) - USD ($)			5 Months Ended	11 Months Ended	17 Months Ended	23 Months Ended	29 Months Ended	35 Months Ended	41 Months Ended	47 Months Ended	53 Months Ended	59 Months Ended	65 Months Ended	77 Months Ended	89 Months Ended	101 Months Ended	113 Months Ended
	Jun. 03, 2020	Nov. 30, 2015	Apr. 30, 2016	Apr. 30, 2021	Apr. 30, 2017	Apr. 30, 2022	Apr. 30, 2018	Apr. 30, 2023	Apr. 30, 2019	Apr. 30, 2024	Apr. 30, 2020	Apr. 30, 2025	Apr. 30, 2021	Apr. 30, 2022	Apr. 30, 2023	Apr. 30, 2024	Apr. 30, 2025
Class A
Account Value [Line Items]
Line Graph and Table Measure Name																	Class A
Accumulated Value		$ 9,800	$ 9,807		$ 10,448		$ 10,751		$ 11,156		$ 11,248		$ 12,350	$ 11,839	$ 11,696	$ 12,768	$ 13,673
Class C
Account Value [Line Items]
Line Graph and Table Measure Name																	Class C
Accumulated Value		10,000	9,975		10,564		10,789		11,120		11,133		12,140	11,555	11,338	12,278	$ 13,059
Class F
Account Value [Line Items]
Line Graph and Table Measure Name												Class F
Accumulated Value	$ 10,000			$ 10,809		$ 10,387		$ 10,287		$ 11,272		$ 12,106
Class I
Account Value [Line Items]
Line Graph and Table Measure Name																	Class I
Accumulated Value		100,000	100,174		107,079		110,562		115,010		116,366		128,106	123,230	122,056	133,581	$ 143,469
Class R
Account Value [Line Items]
Line Graph and Table Measure Name																	Class R
Accumulated Value		10,000	9,994		10,636		10,918		11,302		11,369		12,465	11,924	11,751	12,796	$ 13,677
Class Z
Account Value [Line Items]
Line Graph and Table Measure Name																	Class Z
Accumulated Value		10,000	10,017		10,708		11,056		11,501		11,637		12,811	12,310	12,179	13,332	$ 14,321
Class A | ICE BofA 1-3 Year U.S. Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name																	ICE BofA 1-3 Year U.S. Corporate Index
Accumulated Value		10,000	10,138		10,311		10,378		10,807		11,224		11,641	11,165	11,355	11,844	$ 12,678
Class C | ICE BofA 1-3 Year U.S. Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name																	ICE BofA 1-3 Year U.S. Corporate Index
Accumulated Value		10,000	10,138		10,311		10,378		10,807		11,224		11,641	11,165	11,355	11,844	$ 12,678
Class F | ICE BofA 1-3 Year U.S. Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name												ICE BofA 1-3 Year U.S. Corporate Index
Accumulated Value	10,000			10,233		9,815		9,981		10,411		$ 11,145
Class I | ICE BofA 1-3 Year U.S. Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name																	ICE BofA 1-3 Year U.S. Corporate Index
Accumulated Value		100,000	101,378		103,115		103,782		108,071		112,244		116,411	111,655	113,545	118,442	$ 126,783
Class R | ICE BofA 1-3 Year U.S. Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name																	ICE BofA 1-3 Year U.S. Corporate Index
Accumulated Value		10,000	10,138		10,311		10,378		10,807		11,224		11,641	11,165	11,355	11,844	$ 12,678
Class Z | ICE BofA 1-3 Year U.S. Corporate Index
Account Value [Line Items]
Line Graph and Table Measure Name																	ICE BofA 1-3 Year U.S. Corporate Index
Accumulated Value		10,000	10,138		10,311		10,378		10,807		11,224		11,641	11,165	11,355	11,844	$ 12,678
Class A | Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																	Blended Benchmark1
Accumulated Value		10,000	10,072		10,847		11,063		11,632		11,893		13,280	12,646	12,483	13,693	$ 14,796
Class A | ICE BofA U.S. All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name																	ICE BofA U.S. All Capital Securities Index
Accumulated Value		10,000	10,211		11,020		11,298		12,059		12,399		14,114	12,975	12,699	13,790	$ 14,701
Class C | Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																	Blended Benchmark1
Accumulated Value		10,000	10,072		10,847		11,063		11,632		11,893		13,280	12,646	12,483	13,693	$ 14,796
Class C | ICE BofA U.S. All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name																	ICE BofA U.S. All Capital Securities Index
Accumulated Value		10,000	10,211		11,020		11,298		12,059		12,399		14,114	12,975	12,699	13,790	$ 14,701
Class F | Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name												Blended Benchmark1
Accumulated Value	10,000			10,927		10,405		10,270		11,266		$ 12,174
Class F | ICE BofA U.S. All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name												ICE BofA U.S. All Capital Securities Index
Accumulated Value	$ 10,000			$ 11,106		$ 10,209		$ 9,992		$ 10,850		$ 11,567
Class I | Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																	Blended Benchmark1
Accumulated Value		100,000	100,718		108,465		110,630		116,323		118,933		132,802	126,459	124,826	136,928	$ 147,962
Class I | ICE BofA U.S. All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name																	ICE BofA U.S. All Capital Securities Index
Accumulated Value		100,000	102,106		110,204		112,983		120,587		123,991		141,145	129,753	126,994	137,896	$ 147,009
Class R | Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																	Blended Benchmark1
Accumulated Value		10,000	10,072		10,847		11,063		11,632		11,893		13,280	12,646	12,483	13,693	$ 14,796
Class R | ICE BofA U.S. All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name																	ICE BofA U.S. All Capital Securities Index
Accumulated Value		10,000	10,211		11,020		11,298		12,059		12,399		14,114	12,975	12,699	13,790	$ 14,701
Class Z | Blended Benchmark
Account Value [Line Items]
Line Graph and Table Measure Name																	Blended Benchmark1
Accumulated Value		10,000	10,072		10,847		11,063		11,632		11,893		13,280	12,646	12,483	13,693	$ 14,796
Class Z | ICE BofA U.S. All Capital Securities Index
Account Value [Line Items]
Line Graph and Table Measure Name																	ICE BofA U.S. All Capital Securities Index
Accumulated Value		$ 10,000	$ 10,211		$ 11,020		$ 11,298		$ 12,059		$ 12,399		$ 14,114	$ 12,975	$ 12,699	$ 13,790	$ 14,701